Note 2: Significant Accounting Policies: D. Technology Acquisition (Policies)	12 Months Ended
Dec. 31, 2015
Policies
D. Technology Acquisition

D.  Technology Acquisition

The technology supporting the Company’s products (“Technology Acquisition”) was obtained as described below.

Under the terms of the assignment, and subject to one exception discussed below concerning the G2 Assets, the Company owns exclusive and non-exclusive rights to manufacture, market and sell certain products covered under individual patents and/or patents pending. In return, the persons making the assignment received 500,000 common shares of the Company. The Company incurred no material costs related to the assignment and patent protection during 2015.

On or about April 13, 2010, Everest Water, Ltd., (“Licensor”) granted CanAmera Management, Inc. (“Licensee”), a corporation organized under the laws of the Republic of Panama, a non-exclusive, royalty bearing license to manufacture, use and sell products under U.S. Patent No. 7,272,947 including any and all U.S. or foreign patents derived and any patent on improvements on the patent, (the "License Agreement"). The patent describes a device that produces potable water by extracting water from the air and purifying it by way of cooling and condensing water and removing bacteria or preventing the formation of bacteria.

On the same date, April 13, 2010, Licensee assigned the License Agreement to AWG International, Inc., as successor Licensee.  The consideration for the assignment was 250,000 common shares of AWG International, Inc. Mr. Keith White, a Company director, Chief Executive and Technology Officer and Robb Perkinson, a company director, have shared voting and dispositive control of Licensee.

During August 2012, information came to our attention which raised questions about the enforceability, validity and scope of protection relating to the Everest Water patents, the Everest Water/Licensee License Agreement and subsequent patent assignments ("G2 Assets") which were associated with the License Agreement.  These questions involve legal issues under the laws of the Commonwealth of the Bahamas. The Company engaged a Bahamian law firm to provide guidance and advice in regard to the legal questions associated with these G2 Assets. The principal legal issue concerning the enforceability and validity of the G2 asset transfers to AWG involved Everest Waters' ability to deal in its assets when it had been stricken from the Bahamas Companies Registry. On January 2, 2007, Everest Water had been stricken for failure to pay its annual corporate fees. Bahamas law prohibits a company from dealing in its assets while stricken. Therefore, the March 12, 2007 assignment of the G2 patent from Everest International, Ltd. and the April 13, 2010 Everest Water license would be considered invalid until such time as Everest Water is reinstated with the Companies Registry. Upon reinstatement, all business activity would be restored retroactively, as though Everest had never been stricken. Until such time as Everest Water, Ltd. could be reinstated with the Bahamas Companies Registry, the G2 Asset transfers were to be considered defective and invalid under Bahamian corporate law.

On February 12, 2013, Keith White, through Bahamas legal counsel, caused the reinstatement of Everest Water, Ltd. with the Bahamas Companies Registry. The Company was notified of the reinstatement on February 13, 2013.

The fact that Everest Water had been stricken from the Bahamas Corporate registry on January 2, 2007 rendered the March 12, 2007 Everest International, Inc. patent assignment to Everest Water and the subsequent April 13, 2010 Everest Water grant of patent license agreement to CanAmera Management invalid, (the “G2 Assets”). These defects rendered the April 13, 2010 CanAmera Management license agreement assignment to AWG International, Inc. invalid as well.

The recent Everest Water, Ltd. reinstatement has caused the March 12, 2007 assignment of the G2 patent from Everest International, Inc. to Everest Water, Ltd. and the April 13, 2010 Everest Water License Agreement grant to CanAmera Management, Inc. to be deemed restored and validated, retroactively, as though Everest Water had never been stricken from the Registry.

The reinstatement has cured the defect with the CanAmera Management License Agreement assignment to AWG International, Inc. As a result, AWG International, Inc. is now the assignee of the CanAmera Management license agreement.

On February 14, 2013, AWG, as assignee to the License Agreement, declared Everest Water, Ltd. insolvent under Paragraph VII (c) of the License Agreement. As a result of this insolvency declaration, AWG took the actions set forth in paragraphs (a) and (b) below and assigned the G2 patent assets as provided for pursuant to  the terms of the License Agreement. Keith White, individually, as co-inventor, took the action set forth in paragraph (c).

On February 14, 2013, Keith White, on behalf of AWG, executed a Declaration of Assignment whereby the G2 patent assets owned by Everest Water were assigned to AWG.

On February 14, 2013, AWG assigned the G2 patent assets to the inventors, Rae Anderson and Keith White.

On February 14, 2013, Keith White, as co-inventor, assigned the G2 patent assets to AWG.

As a result of these assignments, AWG and Rae Anderson each own a one-half undivided interest in the G2 patent assets.

The assigned patents include U.S. Patent No. 7,272,947, U.S. Patent 7,886,557, PCT Patent Application No. PCT/US/2005/031948, and all patents and patent applications throughout the world, including any divisions, reissues or continuations. U.S. Patent 7,886,557 represents a patent derived from U.S. Patent No. 7,272,947 or an improvement to the U.S. Patent No. 7,272,947. These patents are associated with our Model 2500 product.

The costs associated with curing the patent and assignment defects were paid by the Company. However, CanAmera Management had agreed to return for cancellation 355,525 of its Company common shares valued at $47,883, the estimated cost of curing the defects. The Company had placed an administrative "stop transfer" on the 16,788,057 AWG exchange shares which were issued to CanAmera Management pursuant to the Exchange Agreement, until such time as the Patent and License Agreement matters had been resolved in the Company’s favor. The Company is satisfied that the matter has been resolved and will now proceed with the issuance of the shares.

On November 19, 2010, Licensee, the patent application owner, assigned Patent Cooperation Treaty (PCT) application number PCT/US2010/57371 to AWG International, Inc. On May 18, 2012, AWG filed U.S. patent application number 13/510,757 claiming priority to PCT/US2010/57371. We refer to this patent as supporting the proposed G3 product line.  In consideration of this assignment, 250,000 shares of AWG common stock were issued to Licensee. At the time of the technology acquisition, the Company determined the value of the Technology Acquisition to be $36,216 based upon the actual, verifiable costs associated with securing the patent.

On April 19, 2012, Mr. Keith White, the patent owner, assigned Patent application number 61/489.588 titled “Atmospheric Water Generator” to AWG International Inc. We refer to this patent as supporting the proposed G4 and G5 product lines.

Long-lived assets of the Company, including Technology Acquisition, are reviewed for impairment when changes in circumstances indicate their carrying value has become impaired, pursuant to guidance established in FASB ASC 410-20.  See discussion Note 2(I), Impairment of Long-Lived Assets.